Discontinued operations	6 Months Ended
Jun. 30, 2025
Discontinued operations
Discontinued operations

21. Discontinued operations

On February 8, 2024, the Group signed a non-binding term sheet with Perceptive Advisors related to the divestment of part of its business. On April 2, 2024, the sale became effective. The allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been divested to a new Swiss company, Neurosterix Pharma Sàrl that has received committed funding of USD 65 million from a syndicate of investors led by Perceptive Advisors (Perceptive Xontogeny Venture Fund II L.P, Perceptive Life Sciences Master Fund Ltd and Acorn Bioventures 2, L.P) (the “Neurosterix Transaction” or “Transaction”) from April 2, 2024 to the issuance date of these unaudited condensed consolidated financial statements. The Group received gross proceeds of CHF 5.0 million in cash and an equity interest representing 20% of Neurosterix US Holdings LLC (note 1). The Group retained its partnerships with Janssen Pharmaceuticals, Inc. and Indivior PLC, as well as unpartnered clinical stage assets including dipraglurant for Parkinson’s disease and post-stroke/TBI recovery and its preclinical GABAB PAM program for chronic cough. The Transaction includes the transfer of the associated R&D staff and infrastructure. As part of the Transaction, the Group and Neurosterix Pharma Sàrl entered into a service agreement which provides the Group with access to certain staff and infrastructure at zero cost to ensure the operation of the Group retained business until December 31, 2024. In 2025, this agreement was not formally renewed, but Neurosterix agreed to allow the Group to have access to some employees and infrastructure at zero cost (note 10).

As the allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been sold on April 2, 2024, such activities have been identified as discontinued operations for the period beginning on January 1, 2024 and terminating on April 1, 2024. The net gain of the sale of activities amounted to CHF 13,961,900 during the six-month period ended June 30, 2024. During the same period ended June 30, 2025, the Group recognized an additional discontinued gain of CHF 117,747 from the sale of activities, related to a consideration receivable considered as contingent during previous periods. As of June 30, 2025, there is not any remaining contingent consideration receivable.

Financial performance of discontinued operations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Other income	—	—	—	38,401
Research and development	—	(17,842)	—	(1,337,938)
General and administration	—	(36,976)	—	(673,259)
Total operating costs	—	(54,818)	—	(2,011,197)

Operating loss	—	(54,818)	—	(1,972,796)

Finance expense	—	—	—	(5,672)
Net loss before tax	—	(54,818)	—	(1,978,468)
Income tax expense	—	—	—	—
Net loss from discontinued operations	—	(54,818)	—	(1,978,468)
Net gain of the sale of activities after income tax	117,747	14,390,211	117,747	13,961,900
Total net gain from discontinued operations	117,747	14,335,393	117,747	11,983,432

Operating costs of discontinued operations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Staff costs	—	53,218	—	1,422,184
Depreciation	—	—	—	67,422
External research and development costs	—	1,600	—	333,278
Laboratory consumables	—	—	—	17,735
Patent maintenance and registration costs	—	—	—	62,563
Professional fees	—	—	—	38,271
Short-term leases	—	—	—	8,329
Other operating costs	—	—	—	61,415
Total discontinued operating costs	—	54,818	—	2,011,197

Cash flows of discontinued operations:

	For the six months
	Ended June 30,
	2025	2024
Net profit from discontinued operations	117,747	11,983,432
Adjustments for:
Net gain on Neurosterix transaction	(117,747)	(13,961,900)
Value of share-based services	—	327,681
Post-employment benefits	—	(27,338)
Depreciation	—	67,422
Finance cost net	—	5,672
Increase in trade and other receivables	—	(404,940)
Increase in prepayments	—	(151,695)
Increase in other current assets	—	(5,000)
Decrease in payables and accruals	—	(795,215)
Decrease in deferred income	—	(38,401)
Net cash flow used in operating activities	—	(3,000,282)

Net cash flow from investing activities
Consideration from Neurosterix Transaction	57,673	5,119,754
Legal fees paid for Neurosterix Transaction	—	(452,798)
Net cash from investing activities	57,673	4,666,956

Cash flows used in financing activities
Principal element of lease payment	—	(63,770)
Interest paid	—	(5,672)
Net cash used in financing activities	—	(69,442)

Net cash from discontinued activities	57,673	1,597,232

Details of the net gain of the sale of activities:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	—	5,000,000	—	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	—	9,428,400	—	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS 10)	—	539,250	—	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19) (note 15)	—	433,791	—	433,791
Faire value of service agreement	—	182,348	—	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	—	11,144	—	11,144
Other consideration	117,747	—	117,747	—
Total Disposal consideration	—	15,594,933	—	15,594,933

Investment in Neurosterix Pharma Sàrl	—	(20,000)	—	(20,000)
Legal fees paid for Neurosterix Transaction	—	(26,653)	—	(454,964)
Accelerating vesting ESOP/DSPPP (note 14)	—	(1,158,069)	—	(1,158,069)
Total costs related to activities sold	—	(1,204,722)	—	(1,633,033)

Net gain on sale before income tax	117,747	14,390,211	117,747	13,961,900

Income tax expense on gain	—	—	—	—

Net gain on sale after income tax	117,747	14,390,211	117,747	13,961,900

The total net fair value of the sales of activities amounted to CHF 14.1 million including CHF 5.0 million in cash and CHF 9.4 million for the equity interest of 20% in Neurosterix US Holdings LLC.